Note 11 - Subsequent Events	6 Months Ended
Oct. 31, 2016
Subsequent Events [Abstract]
Note 11 - Subsequent Events

Note 11 – Subsequent Events

The Company made additional investments in early-stage companies in exchange for consulting and advisory services. Agreements for non-exclusive advisory services and management consulting services were rendered that provide the Company with equity in Zelgor Inc., MadHat Media Inc, Chronability, Dark LLC, Storeboard Inc, Splyst LLC and Rivetz Corp.